Income Tax Expense - Reconciliation of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	¥ 620,540	$ 86,501	¥ 571,352	¥ 394,726
Income tax expense at 15%	93,081	12,975	85,703	59,209
Adjustments:
Non-deductible expenses	7,807	1,088	5,888	7,924
Tax-exempt income	(16,087)	(2,242)	(11,993)	(500)
Utilization of deferred tax benefits previously not recognized	(8,077)	(1,126)	(6,211)	(3,093)
Recognition of deferred tax benefits not previously recognized	(3,458)	(482)	0	0
Write off deferred tax benefits previously recognized	105,682	14,732	0	0
Deferred tax benefits not recognized	72,680	10,131	42,830	22,606
Tax credits for research and development expense	(114,006)	(15,892)	(85,372)	(76,835)
Tax rate differential	(42,633)	(5,943)	21,542	10,901
Under provision in respect of previous years	17,826	2,485	81,968	27,303
Withholding tax expense	15,665	2,184	14,872	11,535
Others	318	44	(731)	15
Consolidated income tax expense reported in the statement of profit or loss	¥ 128,798	$ 17,954	¥ 148,496	¥ 59,065